PAYROLL PROTECTION PROGRAM LOAN (Details) - USD ($)		12 Months Ended
	Apr. 25, 2020	Sep. 30, 2021
Gain on forgiveness of loan		$ 178,229
PPP Loan
Unsecured loan amount	$ 176,300
Term of the debt (in years)	2 years
Interest rate (as a percent)	1.00%
Payments of principal and interest (in monthly)	$ 20,000
Gain on forgiveness of loan		$ 178,000